18 Trade and other payables (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DiscloureOfTradeAndOtherPayablesLineItems [Line Items]
Revenue from government grants	£ 163	£ 362	£ 1,789
Government Project [Member]
DiscloureOfTradeAndOtherPayablesLineItems [Line Items]
Project maturity date	Jan. 31, 2019
Revenue from government grants		124	1,610
Deferred revenue from government grants			£ 124